Prepayment for Construction of Properties (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2025	Oct. 15, 2025	Dec. 31, 2024
Prepayment for Construction of Properties (Details) [Line Items]
Prepayment for construction		$ 14,362,145		$ 6,663,795
Construction deposit balance
Prepayment for construction of properties		14,362,145		6,663,795
Lingqiu County Jinling Construction Engineering Co., Ltd.[Member]
Prepayment for Construction of Properties (Details) [Line Items]
Prepayment for construction				$ 6,663,795
Shanxi Wanxing Longda Industrial Co., Ltd.[Member]
Prepayment for Construction of Properties (Details) [Line Items]
Estimated project cost	$ 14,600,000
Deposit to Sunflowers	$ 3,100,000
Shanxi Wanxing Longda Industrial Co., Ltd.[Member] | Wanxing [Member]
Prepayment for Construction of Properties (Details) [Line Items]
Construction deposit balance		11,502,183
Beijing Haoyu Runze Technology Group Co., Ltd [Member]
Prepayment for Construction of Properties (Details) [Line Items]
Deposit to Sunflowers			$ 2,900,000
Investment			$ 4,300,000
Beijing Haoyu Runze Technology Group Co., Ltd [Member] | Haoyu [Member]
Prepayment for Construction of Properties (Details) [Line Items]
Construction deposit balance		$ 2,859,962